Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [line items]
Summary of Estimated Useful Lives of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

●	Office and IT equipment	1 to 7 years

●	Machinery, equipment and vehicle	3 to 6 years

●	Media production equipment	5 years

●	Leasehold improvements	shorter of lease term and life of asset

Summary of Estimated Useful Lives of Intangible Assets
A summary of the policies applied to the Group’s intangible assets is as follows:

●	Trade names	8 years, 10 years or indefinite lives

●	Customer relationships	3 to 19 years

●	Software	1 to 5 years

Other intangible assets, mainly including:

●	Brand	1 to 15 years

●	Media rights	4 years

●	Reacquired rights	Remaining license period

●	Covenants not to compete	Life of the covenant

●	Licenses and contracts	Over the lifetime of the contracts, up to 10 years

Summary of Effect of Adopting IFRS 15
The effect of adopting IFRS 15 as at January 1, 2018 is, as follows:

	Reference	January 1, 2018
ASSETS
CURRENT ASSETS
Accrued income	a,c	(48,030)
Contract assets	a	48,703

		673

NON-CURRENT ASSETS
Accrued income	a,c	(300)
Contract assets	a	300
Deferred tax asset	d	(238)

		(238)

TOTAL ASSETS		435

LIABILITIES
CURRENT LIABILITIES
Deferred income	b	(192,717)
Contract Liabilities	b,c	192,289

		(428)

NON-CURRENT LIABILITIES

Deferred income	b	(18,160)
Contract liabilities	b,c	18,160

		—

TOTAL LIABILITIES		(428)

EQUITY
Retained earnings	c	914
Reserve	c	(51)

TOTAL EQUITY		863

TOTAL LIABILITIES AND EQUITY		435

The nature of these adjustments is described below:

a)
Before adoption of IFRS 15, the Group recognized accrued income, even if the receipt of the total consideration was conditional on successful completion of goods or services in the contract. Under IFRS 15, any earned consideration that is conditional should be recognized as a contract asset rather than an accrued income. Therefore, upon the adoption of IFRS 15, the Group reclassified €49,003 of accrued income as contract assets in total as at January 1, 2018.

b)
Before the adoption of IFRS 15, the Group presented these advances which are project related as deferred income in the consolidated statement of financial position on the advances received. Under IFRS 15, the Group presented those advances as contract liabilities. Therefore, a reclassification of €210,877 in total was made as at January 1, 2018.

c)
The Group allocated sponsorship benefits over period during which the services were provided. The Group accelerated recognition of certain digital benefits to periods prior to the event at an amount of €914 in retained earnings, as well as an increase of accrued income €672, and a decrease of €427 of contract liabilities as at January 1, 2018. The losses on foreign exchange differences on such impact was €51 which was booked into other comprehensive income as at January 1, 2018.

d)	The Group recognized the related deferred tax impact for the adjustment c) illustrated as above.

Summary of Detailed Information About Effects on Financial Statements Due to Adoption of IFRS 15
Set out below are the amounts by which each financial statement line item is affected as at and for the year ended December 31, 2018 as a result of the adoption of IFRS 15. The adoption of IFRS 15 did not have a material impact on the Group’s operating, investing and financing cash flows. The first column shows amounts prepared under IFRS 15 and the second column shows what the amounts would have been had IFRS 15 not been adopted:

	Reference	Under IFRS15	Under IAS18
		€	€
Revenue	a,b	1,129,186	1,131,702
Cost of sales	a,b	(763,793)	(766,564)
Gross profit		365,393	365,138

Profit before tax		72,967	72,712
Income tax	c	(18,955)	(19,058)

Profit for the year		54,012	53,654

Attributable to:
Equity holders of the parent		51,646	51,288
Non-controlling interests		2,366	2,366

		54,012	53,654

	Reference	Under IFRS 15	Under IAS 18
ASSETS
CURRENT ASSETS
Accrued income	d	6,474	44,778
Contract assets	d	39,714	—
NON-CURRENT ASSETS
Contract assets	e	9,077	—
Accrued income	e	—	9,077
Deferred tax assets	c	24,562	24,703

TOTAL ASSETS		1,882,511	1,881,242

LIABILITIES
CURRENT LIABILITIES
Deferred income	e	7	185,686
Contract liabilities	e	185,681	—
NON-CURRENT LIABILITIES
Deferred income	e	10	—
Contract liabilities	e	13,485	13,495

TOTAL LIABILITIES		1,891,526	1,891,524

EQUITY
Reserves	c	(1,321,685)	(1,321,680)
Accumulated deficit	a,b,c	(207,566)	(208,838)
Deficit attributable to equity holders of the parent		(8,435)	(9,702)

TOTAL DEFICIT		(9,015)	(10,282)

TOTAL LIABILITIES AND EQUITY		1,882,511	1,881,242

The nature of the adjustments as at January 1, 2018 and the reasons for the major changes in the consolidated statement of financial position as at December 31, 2018 and the statement of profit or loss for the year ended December 31, 2018 are described below:
a)
The Group previously typically recognized digital benefits revenue upon the completion of the related event. Under IFRS 15, digital benefits are recognized over the estimated period of time that the digital benefits are provided to the outside party sponsoring the event. The differences of the revenue recognition on such benefit contributed approximately €254 to the Group’s revenue for the year.

b)
The Group previously recognized some of the commission paid to the customer as a cost under IAS 18. After adoption of IFRS 15, the Group has recognized such commission as a payment to the customer which is recognized as a deduction in revenue. Such impact leads to a decrease in revenue of €2,770 under IFRS 15 compared with the accounting treatment under IAS 18.

c)
The Group recognizes related tax impact regarding the adjustments a) and b) mentioned above, as well as the foreign exchange differences in other comprehensive income for the year ended December 31, 2018.

d)
Before adoption of IFRS 15, the Group recognized accrued income, even if the receipt of the total consideration was conditional on successful completion of installation services. Under IFRS 15, any earned consideration that is conditional should be recognized as a contract asset rather than an accrued income.

e)
Before the adoption of IFRS 15, the Group presented these advances which are project related as deferred income in the consolidated statement of financial position on the advances received. Under IFRS 15, the Group presented those advances as contract liabilities.

Summary of Impact of Adoption of IFRS 15	The first column shows amounts prepared under IFRS 15 and the second column shows what the amounts would have been had IFRS 15 not been adopted:

	Reference	Under IFRS15	Under IAS18
		€	€
Revenue	a,b	1,129,186	1,131,702
Cost of sales	a,b	(763,793)	(766,564)
Gross profit		365,393	365,138

Profit before tax		72,967	72,712
Income tax	c	(18,955)	(19,058)

Profit for the year		54,012	53,654

Attributable to:
Equity holders of the parent		51,646	51,288
Non-controlling interests		2,366	2,366

		54,012	53,654

	Reference	Under IFRS 15	Under IAS 18
ASSETS
CURRENT ASSETS
Accrued income	d	6,474	44,778
Contract assets	d	39,714	—
NON-CURRENT ASSETS
Contract assets	e	9,077	—
Accrued income	e	—	9,077
Deferred tax assets	c	24,562	24,703

TOTAL ASSETS		1,882,511	1,881,242

LIABILITIES
CURRENT LIABILITIES
Deferred income	e	7	185,686
Contract liabilities	e	185,681	—
NON-CURRENT LIABILITIES
Deferred income	e	10	—
Contract liabilities	e	13,485	13,495

TOTAL LIABILITIES		1,891,526	1,891,524

EQUITY
Reserves	c	(1,321,685)	(1,321,680)
Accumulated deficit	a,b,c	(207,566)	(208,838)
Deficit attributable to equity holders of the parent		(8,435)	(9,702)

TOTAL DEFICIT		(9,015)	(10,282)

TOTAL LIABILITIES AND EQUITY		1,882,511	1,881,242

The nature of the adjustments as at January 1, 2018 and the reasons for the major changes in the consolidated statement of financial position as at December 31, 2018 and the statement of profit or loss for the year ended December 31, 2018 are described below:
a)
The Group previously typically recognized digital benefits revenue upon the completion of the related event. Under IFRS 15, digital benefits are recognized over the estimated period of time that the digital benefits are provided to the outside party sponsoring the event. The differences of the revenue recognition on such benefit contributed approximately €254 to the Group’s revenue for the year.

b)
The Group previously recognized some of the commission paid to the customer as a cost under IAS 18. After adoption of IFRS 15, the Group has recognized such commission as a payment to the customer which is recognized as a deduction in revenue. Such impact leads to a decrease in revenue of €2,770 under IFRS 15 compared with the accounting treatment under IAS 18.

c)
The Group recognizes related tax impact regarding the adjustments a) and b) mentioned above, as well as the foreign exchange differences in other comprehensive income for the year ended December 31, 2018.

d)
Before adoption of IFRS 15, the Group recognized accrued income, even if the receipt of the total consideration was conditional on successful completion of installation services. Under IFRS 15, any earned consideration that is conditional should be recognized as a contract asset rather than an accrued income.

e)
Before the adoption of IFRS 15, the Group presented these advances which are project related as deferred income in the consolidated statement of financial position on the advances received. Under IFRS 15, the Group presented those advances as contract liabilities.

Summary of Effect of Adopting IFRS 9
The effect of adopting IFRS 9 is, as follows:

	Reference	January 1, 2018
ASSETS
CURRENT ASSETS
Trade and other receivables	a	(512)
Accrued income	a	(210)

		(722)

NON-CURRENT ASSETS
Deferred tax asset	b	26

		26

TOTAL ASSETS		(696)

EQUITY
Reserves	a	(25)
Accumulated deficit	b	(671)

TOTAL DEFICIT		(696)

TOTAL LIABILITIES AND EQUITY		(696)

Summary of Effect of Adopting IFRS 9 on Allowance for Impairment

	Allowance for impairment under IAS 39 as at December 31, 2017	Remeasurement	ECL under IFRS 9 as at January 1, 2018
	€	€	€
Trade and other receivables	(15,563)	(512)	(16,075)
Accrued income under IAS 39/ Contract Assets under IFRS 9	—	(210)	(210)

	(15,563)	(722)	(16,285)

Summary of Required or Elected Re classifications
In summary, upon the adoption of IFRS 9, the Group had the following required or elected reclassifications as at January 1, 2018.

		IFRS 9 Measurement Category
		Fair value through profit or loss	Amortize d cost	Fair value through OCI
	€	€	€	€
IAS 39 measurement category
Loans and receivables
Trade and other receivables*	276,153	—	275,641	—
Accrued Income*	60,579	—	60,369	—

*
The change in the carrying amount is a result of additional impairment allowance and the reclassification of certain accrued income, where the right to consideration is unconditional and only passage of time is required before payment is done. See the discussion on impairment as above.

Summary of Impact of Adoption of IFRS 16
The impact on the opening balance of the consolidated statement of financial position was shown as below:

January 1, 2018
ASSETS
CURRENT ASSETS
Other assets	70

70

NON-CURRENT ASSETS
Rights of use assets	42,590
Deferred tax assets	6,769

49,359

TOTAL ASSETS	49,429

LIABILITIES
Accrued expenses	(563)
Provision	(1,139)

(1,702)

NON-CURRENT LIABILITIES
Lease liabilities	45,312
Deferred tax liabilities	7,033
Provision	(1,504)

50,841

TOTAL LIABILITIES	49,139

EQUITY
Retained earnings	313
Reserves	(17)
Non-controlling interest	(6)

TOTAL EQUITY	290

TOTAL LIABILITIES AND EQUITY	49,429